Document and Entity Information	12 Months Ended
May. 31, 2015
Document Information [Line Items]
Document Type	S-1/A
Amendment Flag	true
AmendmentDescription	AMENDMENT NO. 1 TO FORM S-1
Document Period End Date	May 31, 2015
Trading Symbol	CYDY
Entity Registrant Name	CYTODYN INC
Entity Central Index Key	0001175680
Entity Filer Category	Smaller Reporting Company